Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our NEOs and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(1) (2)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($ millions)	Triumph Consolidated Adjusted EBITDAP ($ millions)(4)
					Total Shareholder Return	Peer Group Total Shareholder Return(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$5,914,547	$414,751	$1,229,037	$303,110	$171.45	$166.45	$90	$188
2022	$5,923,036	$10,117,877	$1,727,486	$2,396,065	$373.96	$159.84	($43)	$160
2021	$7,863,997	$13,271,067	$1,401,319	$1,843,131	$271.89	$139.78	($451)	$109

(1) Mr. Crowley served as our principal executive officer (PEO) for all of fiscal year 2023, fiscal year 2022, and fiscal year 2021. Our non-PEO NEOs included: (a) for fiscal year 2023, Mr. McCabe, Ms. Allen, Mr. Quigley, Mr. Kasiguran, and Mr. Kircher; (b) for fiscal year 2022, Mr. McCabe, Ms. Allen, Mr. Quigley, and Mr. Kircher; and (c) for fiscal year 2021, Mr. McCabe, Ms. Allen, Peter Wick, Mr. Kircher, and Daniel Ostrosky.

(2) The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO SCT Total to CAP Reconciliation

Fiscal Year	2021	2022	2023
SCT Total	$7,863,997	$5,923,036	$5,914,547
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($5,653,749)	($3,412,500)	($3,961,399)
± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$7,446,085	$5,888,573	$3,481,113
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$2,014,292	$1,219,254	($4,368,263)
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$1,471,661	$—	$—
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$128,782	$499,514	($1,102,645)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$—	$—	$—
Compensation Actually Paid	$13,271,067	$10,117,877	$414,751

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2021	2022	2023
Average SCT Total	$1,401,319	$1,727,486	$1,229,037
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($428,578)	($770,201)	($397,287)
± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$557,429	$1,329,045	$393,911
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$229,774	$80,944	($563,000)
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$25,073	$—	$—
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$64,183	$28,791	($140,038)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($6,068)	$—	$—
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$—	$—	$—
Average Compensation Actually Paid	$1,843,131	$2,396,065	$303,110

(3) The Peer Group for which Total Shareholder Return is provided in column (g) is the S&P Aerospace & Defense Index.

(4) Adjusted EBITDAP is a non-GAAP financial measure. For a reconciliation of net income to EBITDAP, see Appendix A to this Proxy Statement.

Supplemental Disclosure

The charts below illustrate the relationship between the PEO and other NEOs’ SCT Total Compensation, total shareholder return, and CAP amounts during the period fiscal year 2021-fiscal year 2023. This relationship reflects the impact of changes in the Company’s stock price performance on the amount of Compensation Actually Paid in each year in relation to the amount reported in the Summary Compensation Table for the PEO and other NEOs.

CAP Versus Performance Metrics

The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s and Peer Group’s TSR during fiscal years 2021-2023.

The charts below illustrate the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Income and Adjusted EBITDAP during fiscal years 2021-2023.

Most Important Performance Measures

The five items listed below represent the most important performance metrics we used to determine CAP for fiscal year 2023 as further described in our CD&A above. For a reconciliation of non-GAAP financial measures, see Appendix A to this Proxy Statement.

Most Important Performance Measures
• Adjusted EBITDAP • Adjusted Free Cash Flow • Adjusted EBITDAP Margin • Adjusted Net Debt to Adjusted EBITDAP Ratio • TSR

Company Selected Measure Name	Adjusted EBITDAP
Named Executive Officers, Footnote [Text Block]	Mr. Crowley served as our principal executive officer (PEO) for all of fiscal year 2023, fiscal year 2022, and fiscal year 2021. Our non-PEO NEOs included: (a) for fiscal year 2023, Mr. McCabe, Ms. Allen, Mr. Quigley, Mr. Kasiguran, and Mr. Kircher; (b) for fiscal year 2022, Mr. McCabe, Ms. Allen, Mr. Quigley, and Mr. Kircher; and (c) for fiscal year 2021, Mr. McCabe, Ms. Allen, Peter Wick, Mr. Kircher, and Daniel Ostrosky.
Peer Group Issuers, Footnote [Text Block]	The Peer Group for which Total Shareholder Return is provided in column (g) is the S&P Aerospace & Defense Index.
PEO Total Compensation Amount	$ 5,914,547	$ 5,923,036	$ 7,863,997
PEO Actually Paid Compensation Amount	$ 414,751	10,117,877	13,271,067
Adjustment To PEO Compensation, Footnote [Text Block]

PEO SCT Total to CAP Reconciliation

Fiscal Year	2021	2022	2023
SCT Total	$7,863,997	$5,923,036	$5,914,547
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($5,653,749)	($3,412,500)	($3,961,399)
± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$7,446,085	$5,888,573	$3,481,113
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$2,014,292	$1,219,254	($4,368,263)
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$1,471,661	$—	$—
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$128,782	$499,514	($1,102,645)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$—	$—	$—
Compensation Actually Paid	$13,271,067	$10,117,877	$414,751

Non-PEO NEO Average Total Compensation Amount	$ 1,229,037	1,727,486	1,401,319
Non-PEO NEO Average Compensation Actually Paid Amount	$ 303,110	2,396,065	1,843,131
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2021	2022	2023
Average SCT Total	$1,401,319	$1,727,486	$1,229,037
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($428,578)	($770,201)	($397,287)
± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$557,429	$1,329,045	$393,911
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$229,774	$80,944	($563,000)
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$25,073	$—	$—
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$64,183	$28,791	($140,038)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($6,068)	$—	$—
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$—	$—	$—
Average Compensation Actually Paid	$1,843,131	$2,396,065	$303,110

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s and Peer Group’s TSR during fiscal years 2021-2023.
Compensation Actually Paid vs. Net Income [Text Block]	The charts below illustrate the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Income and Adjusted EBITDAP during fiscal years 2021-2023.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The charts below illustrate the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Income and Adjusted EBITDAP during fiscal years 2021-2023.
Tabular List [Table Text Block]

The five items listed below represent the most important performance metrics we used to determine CAP for fiscal year 2023 as further described in our CD&A above. For a reconciliation of non-GAAP financial measures, see Appendix A to this Proxy Statement.

Most Important Performance Measures
• Adjusted EBITDAP • Adjusted Free Cash Flow • Adjusted EBITDAP Margin • Adjusted Net Debt to Adjusted EBITDAP Ratio • TSR

Total Shareholder Return Amount	$ 171.45	373.96	271.89
Peer Group Total Shareholder Return Amount	166.45	159.84	139.78
Net Income (Loss)	$ 90,000,000	$ (43,000,000)	$ (451,000,000)
Company Selected Measure Amount	188,000,000	160,000,000	109,000,000
PEO Name	Mr. Crowley	Mr. Crowley	Mr. Crowley
Additional 402(v) Disclosure [Text Block]

The charts below illustrate the relationship between the PEO and other NEOs’ SCT Total Compensation, total shareholder return, and CAP amounts during the period fiscal year 2021-fiscal year 2023. This relationship reflects the impact of changes in the Company’s stock price performance on the amount of Compensation Actually Paid in each year in relation to the amount reported in the Summary Compensation Table for the PEO and other NEOs.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDAP
Non-GAAP Measure Description [Text Block]	Adjusted EBITDAP is a non-GAAP financial measure. For a reconciliation of net income to EBITDAP, see Appendix A to this Proxy Statement.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDAP Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Debt to Adjusted EBITDAP Ratio
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	TSR
PEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,961,399)	$ (3,412,500)	$ (5,653,749)
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,481,113	5,888,573	7,446,085
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,368,263)	1,219,254	2,014,292
PEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,471,661
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,102,645)	499,514	128,782
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(397,287)	(770,201)	(428,578)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	393,911	1,329,045	557,429
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(563,000)	80,944	229,774
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			25,073
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (140,038)	$ 28,791	64,183
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (6,068)